ING Partners, Inc.

ING Solution Income Portfolio

ING Solution 2015 Portfolio

ING Solution 2025 Portfolio

ING Solution 2035 Portfolio

ING Solution 2045 Portfolio

Supplement dated January 31, 2008

to the

Adviser Class (“ADV Class”) and Service Class (“S Class”) Prospectus,

Initial Class (“I Class”) Prospectus and Class T Prospectus,

each dated April 30, 2007

and to

ING Solution Growth and Income Portfolio

ING Solution Growth Portfolio

ING Solution Income Portfolio

Adviser Class (“ADV Class”) and Service Class (“S Class”) Prospectus and

Initial Class (“I Class”) Prospectus,

each dated July 2, 2007

Effective April 29, 2007, the name of the “Investment Committee” is changed to “Asset Allocation Committee.” Effective December 31, 2007, Paul Zemsky replaced Stanley Vyner on the Asset Allocation Committee. The Prospectuses are amended to reflect the following:

1.                           All references to “Investment Committee” are hereby deleted and replaced with “Asset Allocation Committee.”

2.                           All references to Stanley Vyner are hereby deleted and replaced with Paul Zemsky.

3.                           The following paragraph is added following the biography information for Michael J. Roland on page 50 of the ADV Class and S Class Prospectus, on page 51 of the I Class Prospectus and Class T Prospectus, and on page 42 of ING Solution Growth and Income Portfolio, ING Solution Growth Portfolio and ING Solution Income Portfolio’s ADV Class and S Class Prospectus and I Class Prospectus:

Paul Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group.  He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Partners, Inc.

ING Solution Income Portfolio

ING Solution 2015 Portfolio

ING Solution 2025 Portfolio

ING Solution 2035 Portfolio

ING Solution 2045 Portfolio

Supplement dated January 31, 2008

to the

Adviser Class, Initial Class, Service Class and Class T

Statement of Additional Information (“SAI”),

dated April 30, 2007

and to

ING Solution Growth and Income Portfolio

ING Solution Growth Portfolio

ING Solution Income Portfolio

Adviser Class, Initial Class and Service Class SAI,

dated July 2, 2007

Effective April 29, 2007, the name of the “Investment Committee” is changed to “Asset Allocation Committee.” Effective December 31, 2007, Paul Zemsky replaced Stanley Vyner on the Asset Allocation Committee. The SAIs are amended to reflect the following:

1.                           All references to “Investment Committee” are hereby deleted and replaced with “Asset Allocation Committee.”

2.                           All references to Stanley Vyner are hereby deleted and replaced with Paul Zemsky.

3.                           The following paragraph is added following the fourth paragraph in the section entitled “Investment Committee” on page 80 of each SAI:

Paul Zemsky is the head of ING’s Multi-Asset Strategies & Solutions Group.  He joined ING Investment Management Co. in 2005 as Head of Derivative Strategies.  Prior to joining ING, Mr. Zemsky held a number of key positions at J.P. Morgan Investment Management where he worked for 18 years.

4.                           The tables and the footnotes thereto in the sub-section entitled “Other Accounts Managed” beginning on page 80 of each SAI and the sub-section entitled “Investment Committee Member Ownership of Securities” on page 81 of each SAI are deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each member of the investment committee as of December 31, 2007:

	Registered Investment Companies		Other Pooled Investment Vehicles
	Number		Number		Other Accounts
Asset Allocation	of		of		Number of
Committee Member	Accounts*	Total Assets	Accounts*	Total Assets	Accounts*	Total Assets
William A. Evans, CFA	6	$10,372,705,156	0	$0	0	$0
Michael J. Roland	6	$10,372,705,156	0	$0	0	$0
Paul Zemsky	36	$13,602,799,746	1	$90,399,126	2	$55,989,007

*None of these accounts have an advisory fee based on the performance of the account.

Asset Allocation Committee Member Ownership of Securities

The following table shows the dollar range of shares of each Portfolio owned by each committee member as of December 31, 2007, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Asset Allocation Committee Member	Portfolio	Dollar Range of Portfolio Shares Owned
William A. Evans, CFA	ING Solution 2045	$50,001-$100,000
Michael J. Roland	N/A	None
Paul Zemsky	ING Solution 2025	$50,001-$100,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE